COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Surety bonds and letters of credit guaranteeing performance of obligations under existing franchise agreements	$ 373	$ 353
Rent expense	257	237	202
Minimum rental commitments under long-term operating leases due one year from balance sheet date	149
Minimum rental commitments under long-term operating leases due more than one year and within two years from balance sheet date	141
Minimum rental commitments under long-term operating leases due more than two years and within three years from balance sheet date	131
Minimum rental commitments under long-term operating leases due more than three years and within four years from balance sheet date	102
Minimum rental commitments under long-term operating leases due more than four years and within five years from balance sheet date	89
Minimum rental commitments under long-term operating leases due more than five years from balance sheet date	300
Contractual obligations due one year from balance sheet date	5,636
Contractual obligations due more than one year and within three years from balance sheet date	9,805
Contractual obligations due more than three year and within five years from balance sheet date	7,042
Contractual obligations due more than five years from balance sheet date	13,825
Total contractual obligations	36,308
Employer contributions to pension plans	$ 6	$ 289